Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 96.4%
	Aerospace & Defense: 2.2%
1,855,000	AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/20/28	$ 1,936,156	0.4
835,000	ADS Tactical, Inc. 2021 Term Loan B, 6.750%, (US0003M + 5.750%), 03/19/26	843,350	0.2
1,282,050	Amentum Government Services Holdings LLC Term Loan B, 3.604%, (US0001M + 3.500%), 01/29/27	1,280,448	0.2
986,741	American Airlines, Inc. 2018 Term Loan B, 1.845%, (US0001M + 1.750%), 06/27/25	948,093	0.2
961,933	KBR, Inc. 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/27	962,534	0.2
746,428	Maxar Technologies Ltd. Term Loan B, 2.854%, (US0001M + 2.750%), 10/04/24	740,305	0.1
3,366,563	Peraton Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 02/01/28	3,382,608	0.7
1,010,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	1,067,949	0.2
		11,161,443	2.2

	Air Transport: 0.3%
1,725,000	United Airlines, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 04/21/28	1,749,643	0.3

	Auto Components: 0.3%
1,543,675	Broadstreet Partners, Inc. 2020 Term Loan B, 3.354%, (US0001M + 3.250%), 01/27/27	1,532,290	0.3

	Automotive: 2.5%
553,613	Autokiniton US Holdings, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.500%), 04/06/28	558,111	0.1
1,564,500	Clarios Global LP 2021 USD Term Loan B, 3.354%, (US0001M + 3.250%), 04/30/26	1,553,418	0.3
591,000	Dealer Tire, LLC 2020 Term Loan B, 4.354%, (US0001M + 4.250%), 12/12/25	592,256	0.1
2,047,762	Gates Global LLC 2021 Term Loan B3, 3.500%, (US0001M + 2.750%), 03/31/27	2,046,135	0.4
412,298	Hertz Corporation, (The) 2021 Term Loan B, 3.646%, (US0003M + 3.500%), 06/14/28	412,298	0.1
77,702	Hertz Corporation, (The) 2021 Term Loan C, 3.646%, (US0003M + 3.500%), 06/14/28	77,702	0.0
1,416,033	Holley Purchaser, Inc. Term Loan B, 5.186%, (US0003M + 5.000%), 10/24/25	1,416,033	0.3
1,890,263	Les Schwab Tire Centers Term Loan B, 4.250%, (US0006M + 3.500%), 11/02/27	1,894,988	0.4
965,623	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 3.096%, (US0001M + 3.000%), 05/14/26	962,941	0.2
1,017,450	Truck Hero, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 01/31/28	1,018,863	0.2
987,469	Wand NewCo 3, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 02/05/26	976,889	0.2
775,000	Wheel Pros, LLC 2021 Term Loan, 5.250%, (US0001M + 4.500%), 04/23/28	777,853	0.2
		12,287,487	2.5

	Beverage & Tobacco: 0.6%
495,000	City Brewing Company, LLC Closing Date Term Loan, 4.250%, (US0003M + 3.500%), 04/05/28	497,475	0.1
1,326,926	Sunshine Investments B.V. USD Term Loan B3, 3.156%, (US0003M + 3.000%), 03/28/25	1,320,291	0.3
970,000	Triton Water Holdings, Inc Term Loan, 4.500%, (US0003M + 3.500%), 03/31/28	970,520	0.2
		2,788,286	0.6

	Brokers: 0.1%
490,000	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/27	488,112	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Brokers, Dealers & Investment Houses: 0.3%
446,097	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.604%, (US0001M + 2.500%), 08/27/25	$ 436,283	0.1
1,000,000	Forest City Enterprises, L.P. 2019 Term Loan B, 3.604%, (US0001M + 3.500%), 12/08/25	977,679	0.2
		1,413,962	0.3

	Building & Development: 4.3%
630,000	ACProducts, Inc. 2021 Term Loan B, 4.750%, (US0006M + 4.250%), 05/05/28	627,834	0.1
370,000	Aegion Corporation Term Loan, 5.500%, (US0003M + 4.750%), 05/17/28	374,625	0.1
2,696,450	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0003M + 4.000%), 10/19/27	2,703,612	0.5
2,097,582	Core & Main LP 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 08/01/24	2,099,329	0.4
281,925	Core & Main LP 2021 Term Loan B, 2.646%, (US0003M + 2.500%), 06/09/28	280,692	0.1
2,433,900	Cornerstone Building Brands, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 04/12/28	2,436,942	0.5
872,813	CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 11/23/27	871,722	0.2
825,000	Empire Today, LLC 2021 Term Loan B, 5.750%, (US0001M + 5.000%), 04/03/28	829,125	0.2
865,000	Foundation Building Materials Holding Company LLC 2021 Term Loan, 5.750%, (US0003M + 3.250%), 02/03/28	860,211	0.2
1,838,375	Henry Company LLC Term Loan B, 5.000%, (US0003M + 4.000%), 10/05/23	1,846,418	0.4
563,588	Kodiak Building Partners Inc. Term Loan B, 4.000%, (US0003M + 3.250%), 03/12/28	563,353	0.1
328,182	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 3.750%), 12/17/27	326,643	0.1
1,476,818	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/27	1,469,895	0.3
427,850	LEB Holdings (USA), Inc Term Loan B, 4.500%, (US0003M + 3.750%), 11/02/27	429,321	0.1
2,283,890	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,287,459	0.5
765,313	Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0001M + 5.500%), 11/09/26	771,052	0.1
239,131	Quikrete Holdings, Inc. Term Loan B, 2.604%, (US0001M + 2.500%), 02/01/27	237,203	0.0
745,000	SRS Distribution Inc. 2021 Term Loan B, 4.250%, (US0001M + 3.750%), 06/02/28	745,291	0.1
1,005,713	Werner FinCo LP 2017 Term Loan, 5.000%, (US0003M + 4.000%), 07/24/24	1,008,227	0.2
595,446	Wilsonart LLC 2021 Term Loan E, 4.500%, (US0003M + 3.500%), 12/19/26	595,859	0.1
		21,364,813	4.3

	Business Equipment & Services: 12.0%
531,940	24-7 Intouch Inc 2018 Term Loan, 4.854%, (US0001M + 4.750%), 08/25/25	530,610	0.1
2,384,025	AlixPartners, LLP 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 02/04/28	2,376,410	0.5
550,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 4.250%, (US0001M + 3.750%), 05/12/28	552,313	0.1
560,000	Ankura Consulting Group, LLC Term Loan, 5.250%, (US0001M + 4.500%), 03/17/28	562,100	0.1
1,319,181	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/13/26	1,321,346	0.3
1,015,091	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	1,015,567	0.2
635,704	Atlas CC Acquisition Corp Term Loan B, 5.000%, (US0003M + 4.250%), 04/28/28	638,009	0.1
129,296	Atlas CC Acquisition Corp Term Loan C, 6.000%, (US0003M + 4.250%), 04/28/28	129,764	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
660,000		Belfor Holdings Inc. Term Loan B, 4.104%, (US0001M + 3.750%), 04/06/26	$ 660,825	0.1
2,277,913		Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0001M + 3.750%), 05/21/24	2,283,608	0.5
871,882		Cambium Learning Group, Inc. Term Loan B, 5.250%, (US0003M + 4.500%), 12/18/25	878,331	0.2
955,200		Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	956,872	0.2
1,398,985		Castle US Holding Corporation USD Term Loan B, 3.897%, (US0003M + 3.750%), 01/29/27	1,384,645	0.3
635,000		Cimpress Public Limited Company USD Term Loan B, 4.000%, (US0001M + 3.500%), 04/30/28	633,611	0.1
225,000		DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 7.500%, (US0001M + 6.750%), 03/30/29	226,125	0.0
200,866	(1)	DG Investment Intermediate Holdings 2, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	201,694	0.0
959,134		DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 03/31/28	963,091	0.2
2,420,000		Endure Digital Inc. Term Loan, 4.250%, (US0003M + 3.500%), 02/10/28	2,413,195	0.5
880,000		Ensono, LP 2021 Term Loan, 4.750%, (US0001M + 4.000%), 05/19/28	883,667	0.2
1,918,673		EVO Payments International LLC 2018 1st Lien Term Loan, 3.360%, (US0001M + 3.250%), 12/22/23	1,916,995	0.4
357,257		First Advantage Holdings, LLC 2021 Term Loan B, 3.104%, (US0001M + 3.000%), 01/31/27	356,007	0.1
1,394,076		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.379%, (US0003M + 7.250%), 08/01/25	1,268,260	0.3
1,870,899		GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	1,833,481	0.4
294,264		IG Investment Holdings, LLC 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 05/23/25	295,210	0.1
825,000		ION Trading Finance Limited 2021 USD Term Loan, 4.917%, (US0003M + 4.750%), 04/01/28	829,493	0.2
1,057,350		Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	1,059,993	0.2
2,111,766		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	2,083,610	0.4
229,425		Mermaid BidCo Inc USD Term Loan B, 5.000%, (US0003M + 4.250%), 12/22/27	230,572	0.0
1,601,525		Milano Acquisition Corp Term Loan B, 4.750%, (US0003M + 4.000%), 10/01/27	1,608,532	0.3
709,909		NeuStar, Inc. 2018 Term Loan B4, 4.750%, (US0003M + 3.500%), 08/08/24	694,379	0.1
1,999,988		Nielsen Consumer Inc. 2021 USD Term Loan B, 4.080%, (US0001M + 4.000%), 03/06/28	2,006,237	0.4
825,000		Paysafe Holdings (US) Corp USD Term Loan B1, 2.896%, (US0003M + 2.750%), 06/09/28	821,906	0.2
1,855,000		Polaris Newco LLC USD Term Loan B, 4.500%, (US0006M + 4.000%), 06/02/28	1,862,377	0.4
1,766,725		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.354%, (US0001M + 3.250%), 05/01/25	1,756,345	0.3
1,445,000		Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001W + 4.000%), 01/20/28	1,448,162	0.3
508,933		Red Ventures, LLC 2020 Term Loan B2, 2.604%, (US0001M + 2.500%), 11/08/24	502,935	0.1
465,000		Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.104%, (US0001M + 7.000%), 05/29/26	467,616	0.1
1,266,374		Renaissance Learning, Inc. 2018 Add On Term Loan, 3.343%, (US0001M + 3.250%), 05/30/25	1,255,066	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
1,961,105		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	$ 1,940,268	0.4
818,070		Rockwood Service Corporation 2020 Term Loan, 4.104%, (US0001M + 4.000%), 01/23/27	820,883	0.2
235,433	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 10/29/27	236,757	0.0
959,567		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	963,166	0.2
1,185,000		Skopima Merger Sub Inc. Term Loan B, 4.500%, (US0001M + 4.000%), 04/30/28	1,185,000	0.2
947,625		Spin Holdco Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/01/28	949,402	0.2
935,071		Staples, Inc. 7 Year Term Loan, 5.176%, (US0003M + 5.000%), 04/16/26	913,740	0.2
1,766,157		SurveyMonkey Inc. 2018 Term Loan B, 3.850%, (US0001W + 3.750%), 10/10/25	1,759,534	0.4
40,323	(1)	Therma Intermediate LLC, 2020 Delayed Draw Term Loan, 4.238%, (US0003M + 4.000%), 12/16/27	40,373	0.0
208,629		Therma Intermediate LLC, 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/16/27	208,890	0.0
349,125		Thoughtworks, Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 03/23/28	349,823	0.1
308,450		TruGreen Limited Partnership 2020 Term Loan, 4.750%, (US0001M + 4.000%), 11/02/27	310,811	0.1
1,712,479		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.147%, (US0003M + 4.000%), 08/20/25	1,687,098	0.3
1,924,420		Verscend Holding Corp. 2021 Term Loan B, 4.104%, (US0001M + 4.000%), 08/27/25	1,932,440	0.4
503,738		Virtusa Corporation Term Loan B, 5.000%, (US0001M + 4.250%), 02/11/28	506,634	0.1
1,080,678		VM Consolidated, Inc. 2021 Term Loan B, 3.397%, (US0003M + 3.250%), 03/19/28	1,080,678	0.2
1,156,661		West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,133,631	0.2
2,429,623		Yak Access, LLC 2018 1st Lien Term Loan B, 5.095%, (US0001M + 5.000%), 07/11/25	2,251,046	0.4
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 10.134%, (US0003M + 10.000%), 07/10/26	802,675	0.2
			59,981,808	12.0

		Cable & Satellite Television: 1.3%
2,868,511		Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	2,873,530	0.6
679,765		Telesat Canada Term Loan B5, 2.860%, (US0001M + 2.750%), 12/07/26	637,365	0.1
498,077		Virgin Media Bristol LLC USD Term Loan N, 2.573%, (US0001M + 2.500%), 01/31/28	494,264	0.1
2,679,547		WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	2,678,429	0.5
			6,683,588	1.3

		Chemicals & Plastics: 2.5%
1,188,901		Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	1,207,663	0.2
2,376,985		Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	2,387,384	0.5
1,090,000		CPC Acquisition Corp Term Loan, 4.500%, (US0003M + 3.750%), 12/29/27	1,090,681	0.2
190,000		NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	191,425	0.0
1,088,289		Diamond (BC) B.V. USD Term Loan, 3.185%, (US0001M + 3.000%), 09/06/24	1,083,783	0.2
496,250		Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	498,359	0.1
1,031,917		Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,033,638	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
1,105,000		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 3.250%, (US0001M + 2.750%), 01/29/26	$ 1,104,137	0.2
420,000		Lonza Group AG USD Term Loan B, 4.131%, (US0003M + 4.000%), 04/29/28	420,735	0.1
1,196,991		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.831%, (US0001M + 4.750%), 10/15/25	1,202,976	0.2
310,000		Potters Industries, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 12/14/27	310,872	0.1
505,000		PQ Corporation 2021 Term Loan B, 3.250%, (US0003M + 2.750%), 05/26/28	505,000	0.1
770,000		Sparta U.S. HoldCo LLC 2021 Term Loan, 3.631%, (US0003M + 3.500%), 05/04/28	772,165	0.2
783,121		Starfruit Finco B.V 2018 USD Term Loan B, 3.133%, (US0001M + 2.750%), 10/01/25	778,226	0.2
			12,587,044	2.5

		Clothing/Textiles: 0.1%
505,000		Birkenstock GmbH & Co. KG USD Term Loan B, 4.250%, (US0003M + 3.750%), 04/27/28	505,252	0.1

		Consumer, Cyclical: 0.3%
845,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/27	903,160	0.2
385,000		WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	385,481	0.1
			1,288,641	0.3

		Consumer, Non-cyclical: 1.0%
992,268		Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 08/30/24	994,439	0.2
1,955,000		CoreLogic, Inc. TL B 1L, 4.000%, (US0001M + 3.500%), 06/02/28	1,954,083	0.4
1,937,369		Lifescan Global Corporation 2018 1st Lien Term Loan, 6.202%, (US0003M + 6.000%), 10/01/24	1,920,820	0.4
			4,869,342	1.0

		Containers & Glass Products: 2.9%
1,450,000		Altium Packaging LLC 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 02/03/28	1,443,656	0.3
1,907,903		BWAY Holding Company 2017 Term Loan B, 3.354%, (US0001M + 3.250%), 04/03/24	1,865,487	0.4
180,000		Charter NEX US, Inc. 2021 Term Loan, 3.851%, (US0001M + 3.750%), 12/01/27	180,506	0.0
1,645,257		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.452%, (US0003M + 3.250%), 06/29/25	1,631,478	0.3
1,630,926		Flex Acquisition Company, Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 02/23/28	1,626,645	0.3
1,524,451		Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/27	1,525,316	0.3
731,654		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	727,996	0.2
1,920,000		Proampac PG Borrower LLC 2020 Term Loan, 4.862%, (US0003M + 4.000%), 11/03/25	1,923,999	0.4
2,193,227		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.354%, (US0001M + 3.250%), 02/05/26	2,181,804	0.4
343,275		Tosca Services, LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 08/18/27	344,062	0.1
157,919	(1)	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	156,920	0.0
702,081		TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	697,638	0.2
			14,305,507	2.9

		Cosmetics/Toiletries: 0.4%
1,171,269		Anastasia Parent, LLC 2018 Term Loan B, 3.897%, (US0003M + 3.750%), 08/11/25	939,943	0.2
1,302,994		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.104%, (US0001M + 4.000%), 06/30/24	1,299,737	0.2
			2,239,680	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Drugs: 1.5%
997,415		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.125%, (US0001M + 3.500%), 05/04/25	$ 982,952	0.2
445,000		ANI Pharmaceuticals, Inc Term Loan B, 5.631%, (US0003M + 5.500%), 04/27/28	439,438	0.1
1,193,664		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 03/27/28	1,164,942	0.2
1,825,000		Jazz Financing Lux S.a.r.l. USD Term Loan, 4.000%, (US0001M + 3.500%), 04/21/28	1,833,963	0.4
3,000,000		Organon & Co USD Term Loan, 3.500%, (US0003M + 3.000%), 06/02/28	3,006,162	0.6
			7,427,457	1.5

		Ecological Services & Equipment: 0.4%
245,000		Denali Water Solutions Term Loan B, 5.000%, (US0003M + 4.250%), 03/25/28	244,923	0.0
1,949,631		GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/25	1,953,531	0.4
			2,198,454	0.4

		Electronics/Electrical: 15.1%
18,462		Allegro Microsystems, Inc. Term Loan, 4.250%, (US0003M + 3.750%), 09/30/27	18,462	0.0
485,000		Aspect Software, Inc. 2021 Term Loan, 6.000%, (US0003M + 5.250%), 05/08/28	478,129	0.1
2,880,521		Banff Merger Sub Inc 2021 USD Term Loan, 3.854%, (US0001M + 3.750%), 10/02/25	2,867,017	0.6
1,965,047		Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	1,973,029	0.4
275,000		Barracuda Networks, Inc. 2020 2nd Lien Term Loan, 7.500%, (US0003M + 6.750%), 10/30/28	280,958	0.1
1,200,916		Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.104%, (US0001M + 4.000%), 04/18/25	1,201,041	0.2
1,314,654		By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	1,316,297	0.3
379,050		Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/22/27	379,240	0.1
966,995		Cohu, Inc. 2018 Term Loan B, 3.172%, (US0003M + 3.000%), 10/01/25	965,182	0.2
313,425		CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0003M + 4.000%), 12/29/27	314,600	0.1
211,765	(1)	Constant Contact Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 02/10/28	211,301	0.0
788,235		Constant Contact Inc Term Loan, 4.750%, (US0003M + 4.000%), 02/10/28	786,511	0.2
260,000		CoreLogic, Inc. 2nd Lien Term Loan, 7.000%, (US0001M + 6.500%), 04/13/29	262,275	0.0
1,385,710		Cornerstone OnDemand, Inc. 2021 Term Loan B, 3.341%, (US0001M + 3.250%), 04/22/27	1,386,824	0.3
995,000		Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	998,421	0.2
1,451,448		EagleView Technology Corporation 2018 Add On Term Loan B, 3.635%, (US0003M + 3.500%), 08/14/25	1,435,725	0.3
1,031,420		Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.368%, (US0002M + 4.250%), 06/26/25	1,021,106	0.2
1,791,463		Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	1,791,056	0.4
947,625		Grab Holdings Inc Term Loan B, 5.500%, (US0006M + 4.500%), 01/29/26	966,577	0.2
1,665,825		Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 4.000%), 12/01/27	1,671,774	0.3
795,429		Helios Software Holdings, Inc. 2021 USD Term Loan B, 3.917%, (US0006M + 3.750%), 03/05/28	797,169	0.2
1,897,452		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	1,903,721	0.4
1,984,451		Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,993,488	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
1,368,871		Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	$ 1,376,742	0.3
2,337,919		Informatica LLC, 2020 USD Term Loan B, 3.354%, (US0001M + 3.250%), 02/25/27	2,327,365	0.5
1,420,000		Ingram Micro Inc. 2021 Term Loan B, 3.631%, (US0003M + 3.500%), 03/31/28	1,424,585	0.3
259,350		Ivanti Software, Inc. 2021 Add On Term Loan B, 4.750%, (US0003M + 4.000%), 12/01/27	258,621	0.0
1,596,000		LogMeIn, Inc. Term Loan B, 4.827%, (US0001M + 4.750%), 08/31/27	1,594,836	0.3
123,002		MA FinanceCo., LLC USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/24	121,849	0.0
1,150,000		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 5.131%, (US0003M + 5.000%), 05/03/28	1,151,232	0.2
2,621,921		McAfee, LLC 2018 USD Term Loan B, 3.846%, (US0001M + 3.750%), 09/30/24	2,625,380	0.5
1,205,750		MH Sub I, LLC 2017 1st Lien Term Loan, 3.604%, (US0001M + 3.500%), 09/13/24	1,202,197	0.2
1,681,508		MH Sub I, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 09/13/24	1,687,183	0.3
615,000		MH Sub I, LLC 2021 2nd Lien Term Loan, 6.345%, (US0001M + 6.250%), 02/12/29	627,172	0.1
1,000,000		NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 3.354%, (US0001M + 3.250%), 08/08/25	992,656	0.2
1,065,000		Panther Commercial Holdings L.P Term Loan, 5.000%, (US0001M + 4.500%), 01/07/28	1,068,328	0.2
1,159,175		Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	1,162,556	0.2
2,187,897		Project Boost Purchaser, LLC 2019 Term Loan B, 3.604%, (US0001M + 3.500%), 06/01/26	2,176,958	0.4
2,276,859		Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	2,286,820	0.5
2,170,000		Proofpoint, Inc. 1st Lien Term Loan, 3.396%, (US0003M + 3.250%), 06/09/28	2,160,845	0.4
731,360		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.436%, (US0003M + 4.250%), 05/16/25	731,491	0.1
2,000,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.436%, (US0003M + 8.250%), 05/18/26	2,001,876	0.4
2,608,463		Rackspace Technology Global, Inc. 2021 Term Loan, 3.500%, (US0003M + 2.750%), 02/15/28	2,598,274	0.5
405,058	(1)	Redstone Buyer LLC 2021 Delayed Draw Term Loan, 4.881%, (US0003M + 4.750%), 04/27/28	405,311	0.1
1,034,942		Redstone Buyer LLC 2021 Term Loan, 5.500%, (US0003M + 4.750%), 04/27/28	1,035,589	0.2
980,328		Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	934,252	0.2
1,550,143		Rocket Software, Inc. 2018 Term Loan, 4.354%, (US0001M + 4.250%), 11/28/25	1,523,863	0.3
1,825,000		Rocket Software, Inc. 2021 USD Incremental Term Loan B, 4.396%, (US0003M + 4.250%), 11/28/25	1,795,572	0.4
378,100		Sabre GLBL Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/17/27	381,290	0.1
830,013		Seattle Spinco, Inc. USD Term Loan B3, 2.854%, (US0001M + 2.750%), 06/21/24	822,232	0.2
1,104,611		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.854%, (US0001M + 2.750%), 02/05/24	1,092,875	0.2
1,888,859		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.650%, (US0003M + 3.500%), 05/16/25	1,877,290	0.4
1,691,114		Surf Holdings, LLC USD Term Loan, 3.628%, (US0003M + 3.500%), 03/05/27	1,681,602	0.3
1,106,638		Tech Data Corporation ABL Term Loan, 3.604%, (US0001M + 3.500%), 06/30/25	1,109,681	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
355,000		Tenable Holdings, Inc. Term Loan B, 2.896%, (US0003M + 2.750%), 06/17/28	$ 355,444	0.1
467,526		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.203%, (US0003M + 5.000%), 05/29/26	427,056	0.1
768,920	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.500% (PIK Rate 6.500%, Cash Rate 2.500%), 02/28/25	808,328	0.2
2,682,250		Ultimate Software Group Inc(The) Term Loan B, 3.854%, (US0001M + 3.750%), 05/04/26	2,686,906	0.5
1,185,167		Ultra Clean Holdings, Inc 2021 Term Loan B, 3.854%, (US0001M + 3.750%), 08/27/25	1,189,118	0.2
850,000		Watlow Electric Manufacturing Company Term Loan B, 4.147%, (US0003M + 4.000%), 03/02/28	853,187	0.2
517,400		Weld North Education, LLC 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/21/27	518,693	0.1
1,360,607		Xperi Corporation 2020 Term Loan B, 3.581%, (US0001M + 3.500%), 06/02/25	1,362,591	0.3
			75,457,749	15.1

		Equipment Leasing: 0.1%
418,950		Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0001M + 4.000%), 02/17/28	421,132	0.1

		Financial: 0.4%
1,310,541		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	1,313,817	0.3
500,000		HUB International Ltd. - TL B3 1L, 4.000%, (US0003M + 3.250%), 04/25/25	500,692	0.1
			1,814,509	0.4

		Financial Intermediaries: 2.7%
447,727		Advisor Group, Inc. 2021 Term Loan, 4.604%, (US0001M + 4.500%), 07/31/26	449,279	0.1
470,000		AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 6.131%, (US0003M + 6.000%), 05/04/29	467,650	0.1
775,000		AqGen Island Holdings, Inc. Term Loan, 3.631%, (US0003M + 3.500%), 05/20/28	775,484	0.1
1,354,129		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.104%, (US0001M + 3.000%), 06/15/25	1,341,010	0.3
583,538		Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 04/23/26	584,267	0.1
568,575		Citadel Securities LP 2021 Term Loan B, 2.604%, (US0001M + 2.500%), 02/29/28	563,458	0.1
917,999		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.854%, (US0001M + 2.750%), 08/21/25	911,573	0.2
1,791,900		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	1,802,503	0.3
2,395,450		Edelman Financial Center, LLC 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 04/07/28	2,400,439	0.5
326,250		First Eagle Holdings, Inc. 2020 Term Loan B, 2.647%, (US0003M + 2.500%), 02/01/27	322,401	0.1
319,688		Focus Financial Partners, LLC 2021 Delayed Draw Term Loan, 2.646%, (US0003M + 2.500%), 06/24/28	319,022	0.1
1,385,313		Focus Financial Partners, LLC 2021 Term Loan, 2.646%, (US0003M + 2.500%), 06/24/28	1,382,427	0.3
117,000	(1)	HighTower Holdings LLC 2021 Delayed Draw Term Loan, 4.381%, (US0003M + 4.250%), 04/30/28	117,414	0.0
468,000		HighTower Holdings LLC 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 04/30/28	469,658	0.1
846,781		VFH Parent LLC 2019 Term Loan B, 3.093%, (US0001M + 3.000%), 03/01/26	844,576	0.2
610,000		Zebra Buyer LLC Term Loan B, 3.381%, (US0003M + 3.250%), 04/21/28	612,732	0.1
			13,363,893	2.7

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Products: 1.7%
994,911		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.591%, (US0001M + 3.500%), 10/01/25	$ 993,460	0.2
1,111,583		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	1,118,646	0.2
101,053	(1)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/07/28	101,095	0.0
538,947		Dessert Holdings Inc. Term Loan, 5.000%, (US0001M + 4.000%), 06/07/28	539,172	0.1
2,708,213		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	2,709,624	0.5
618,100		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0003M + 2.750%), 02/05/25	617,231	0.1
970,000	(3),(4),(5)	NPC International, Inc. 2nd Lien Term Loan, 7.646%, (US0003M + 7.500%), 04/18/25	19,400	0.0
1,089,628		Sigma Bidco B.V. 2018 USD Term Loan B, 3.260%, (US0006M + 3.000%), 07/02/25	1,067,665	0.2
23,661		TGP Holdings III, LLC 2021 Delayed Draw Term Loan, 3.646%, (US0003M + 3.500%), 06/23/28	23,720	0.0
241,339		TGP Holdings III, LLC 2021 Term Loan, 3.646%, (US0003M + 3.500%), 06/23/28	241,943	0.1
1,224,782		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	1,228,281	0.3
			8,660,237	1.7

		Food Service: 1.1%
400,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	397,400	0.1
1,535,382		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	1,525,544	0.3
1,638,127		H Food Holdings LLC 2018 Term Loan B, 3.792%, (US0001M + 3.688%), 05/23/25	1,630,064	0.3
480,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 6.896%, (US0003M + 6.750%), 06/22/29	484,950	0.1
330,000		K-Mac Holdings Corp 2021 Term Loan, 3.646%, (US0003M + 3.500%), 06/23/28	331,031	0.1
987,346		Tacala, LLC 1st Lien Term Loan, 3.845%, (US0001M + 3.750%), 02/05/27	989,277	0.2
			5,358,266	1.1

		Food/Drug Retailers: 1.5%
2,156,613		EG Finco Limited 2018 USD Term Loan, 4.146%, (US0003M + 4.000%), 02/07/25	2,145,291	0.4
1,767,818		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	1,570,414	0.3
1,354,261		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	1,428,745	0.3
1,516,900		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	1,524,484	0.3
1,096,596		United Natural Foods, Inc. Term Loan B, 3.604%, (US0001M + 3.500%), 10/22/25	1,098,767	0.2
			7,767,701	1.5

		Forest Products: 0.6%
468,798		Blount International Inc. 2018 Term Loan B, 4.750%, (US0001M + 3.750%), 04/12/23	470,898	0.1
1,753,763		LABL, Inc. 2021 USD Term Loan B, 4.104%, (US0001M + 4.000%), 07/01/26	1,754,077	0.3
530,000		Osmose Utilities Services, Inc. Term Loan, 3.396%, (US0003M + 3.250%), 06/16/28	529,006	0.1
490,000		Spa Holdings 3 Oy USD Term Loan B, 4.750%, (US0003M + 4.000%), 02/04/28	492,348	0.1
			3,246,329	0.6

		Health Care: 9.1%
1,500,463		Accelerated Health Systems, LLC Term Loan B, 3.591%, (US0001M + 3.500%), 10/31/25	1,498,587	0.3
2,379,038		ADMI Corp. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 12/23/27	2,359,708	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,188,155		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	$ 1,173,489	0.2
248,750		Albany Molecular Research, Inc. 2020 Incremental Term Loan, 4.500%, (US0003M + 3.500%), 08/30/24	249,496	0.0
492,901		Alliance Healthcare Services, Inc. 2017 Term Loan B, 5.500%, 10/24/23	491,053	0.1
527,350		ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	529,328	0.1
1,725,675		Athenahealth, Inc. 2021 Term Loan B1, 4.410%, (US0003M + 4.250%), 02/11/26	1,736,999	0.3
1,760,984		Bausch Health Companies, Inc. 2018 Term Loan B, 3.104%, (US0001M + 3.000%), 06/02/25	1,756,032	0.4
66,993		Cano Health LLC Delayed Draw Term Loan, 5.250%, (US0003M + 4.500%), 11/19/27	67,202	0.0
319,935		Cano Health LLC Term Loan, 5.500%, (US0003M + 4.750%), 11/19/27	320,935	0.1
355,000		CBI Buyer, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 01/06/28	354,024	0.1
475,000		CCRR Parent, Inc Term Loan B, 5.000%, (US0003M + 4.250%), 03/06/28	478,414	0.1
348		Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/24	348	0.0
1,191,000		Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	1,196,211	0.2
1,973,222		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.854%, (US0001M + 3.750%), 10/10/25	1,694,504	0.3
254,358		eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	255,848	0.1
2,072,403		ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0001M + 3.250%), 07/27/23	2,076,774	0.4
2,824,784		Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0006M + 4.250%), 03/14/25	2,835,377	0.6
883,886		GoodRx, Inc. 1st Lien Term Loan, 2.854%, (US0001M + 2.750%), 10/10/25	879,559	0.2
640,000		Heartland Dental, LLC 2021 Incremental Term Loan, 4.073%, (US0001M + 4.000%), 04/30/25	639,520	0.1
241,342		ICON Luxembourg S.A.R.L. 1st Lien Term Loan B, 2.646%, (US0003M + 2.500%), 06/16/28	242,096	0.0
968,658		ICON Luxembourg S.A.R.L. Term Loan B, 2.646%, (US0003M + 2.500%), 06/16/28	971,685	0.2
529,035		Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/25	526,674	0.1
240,000		Insulet Corporation Term Loan B, 3.750%, (US0001M + 3.250%), 05/04/28	240,825	0.0
635,000		MedRisk, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/10/28	636,032	0.1
1,185,988		MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	1,183,929	0.2
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 8.250%, (US0003M + 7.250%), 02/16/29	153,000	0.0
72,448		National Mentor Holdings, Inc. 2021 Term Loan C, 4.750%, (US0003M + 3.750%), 02/18/28	72,664	0.0
2,173,453		National Mentor Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 02/18/28	2,179,906	0.4
239,080	(1)	National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan, 4.500%, (US0001M + 3.750%), 03/02/28	239,790	0.0
290,000		nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0006M + 3.750%), 01/28/28	290,181	0.1
1,355,529		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.089%, (US0001M + 3.000%), 06/30/25	1,355,892	0.3
645,000		Pacific Dental Services,LLC 2021 Term Loan, 4.250%, (US0001M + 3.500%), 05/05/28	647,822	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
1,765,575	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/27	$ 1,769,106	0.4
796,083	Pathway Vet Alliance LLC 2021 Term Loan, 3.854%, (US0001M + 3.750%), 03/31/27	795,585	0.2
656,658	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	659,121	0.1
1,835,073	Phoenix Guarantor Inc 2020 Term Loan B, 3.341%, (US0001M + 3.250%), 03/05/26	1,824,751	0.4
189,525	Phoenix Guarantor Inc 2021 Term Loan B, 3.573%, (US0001M + 3.500%), 03/05/26	188,442	0.0
310,000	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 4.126%, (US0002M + 4.000%), 06/20/26	310,775	0.1
250,000	PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0006M + 3.000%), 12/29/27	250,156	0.1
395,000	Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/26	396,893	0.1
1,411,463	Project Ruby Ultimate Parent Corp. 2021 Term Loan, 4.000%, (US0001M + 3.250%), 03/03/28	1,410,076	0.3
510,000	RadNet, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.000%), 04/22/28	510,000	0.1
1,882,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.854%, (US0001M + 3.750%), 11/16/25	1,881,412	0.4
375,000	Resonetics, LLC 2021 Term Loan, 4.436%, (US0003M + 4.250%), 04/28/28	376,094	0.1
512,425	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0006M + 5.250%), 12/17/27	514,026	0.1
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 3.250%, (US0003M + 2.750%), 12/11/26	1,032,735	0.2
2,201,988	Surgery Center Holdings, Inc. 2021 Term Loan, 4.500%, (US0001M + 3.750%), 08/31/26	2,214,202	0.4
610,000	U.S. Renal Care, Inc. 2021 Term Loan B, 5.604%, (US0001M + 5.500%), 06/26/26	613,431	0.1
813,713	Unified Physician Management, LLC 2020 Term Loan, 4.354%, (US0001W + 4.250%), 12/16/27	814,983	0.2
760,000	Virgin Pulse, Inc. 2021 Term Loan, 4.750%, (US0003M + 4.000%), 03/30/28	762,375	0.2
		45,658,067	9.1

	Home Furnishings: 0.6%
765,000	Conair Holdings, LLC Term Loan B, 4.250%, (US0003M + 3.750%), 05/17/28	767,582	0.2
695,000	Hunter Fan Company 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/09/28	697,316	0.1
1,400,580	Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0006M + 2.750%), 09/23/26	1,400,726	0.3
		2,865,624	0.6

	Industrial: 0.4%
1,777,494	Charter NEX US, Inc. 2020 Term Loan, 5.250%, (US0001M + 4.250%), 12/01/27	1,783,048	0.4

	Industrial Equipment: 2.7%
2,003,021	Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	2,007,716	0.4
1,387,899	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.592%, (US0001M + 3.500%), 11/17/25	1,379,919	0.3
752,740	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 04/20/27	757,444	0.1
1,944,859	Filtration Group Corporation 2018 1st Lien Term Loan, 3.104%, (US0001M + 3.000%), 03/29/25	1,931,975	0.4
522,169	Gardner Denver, Inc. 2020 USD Term Loan B, 2.854%, (US0001M + 2.750%), 03/01/27	523,039	0.1
1,832,370	Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.147%, (US0003M + 4.000%), 09/30/26	1,834,375	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Industrial Equipment: (continued)
250,521		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/28	$ 251,684	0.0
1,363,773		Kenan Advantage Group, Inc. 2021 Term Loan B1, 4.500%, (US0001M + 3.750%), 03/24/26	1,367,524	0.3
1,285,000		Madison IAQ LLC Term Loan, 3.750%, (US0003M + 3.250%), 06/16/28	1,287,249	0.3
1,039,500		Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	1,040,366	0.2
1,208,933		Vertical Midco GmbH USD Term Loan B, 4.478%, (US0006M + 4.250%), 07/30/27	1,212,627	0.2
			13,593,918	2.7

		Insurance: 5.1%
1,740,495		Acrisure, LLC 2020 Term Loan B, 3.604%, (US0003M + 3.500%), 02/15/27	1,723,960	0.3
2,787,601		Alera Group Holdings, Inc. 2018 Term Loan B, 4.500%, (US0001M + 4.000%), 08/01/25	2,794,570	0.6
1,101,166		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/25	1,091,218	0.2
365,000		Alliant Holdings Intermediate, LLC 2020 Term Loan B3, 4.250%, (US0001M + 3.750%), 10/08/27	366,055	0.1
1,371,776		Alliant Holdings Intermediate, LLC Term Loan B, 3.354%, (US0001M + 3.250%), 05/09/25	1,359,345	0.3
1,759,464		Applied Systems, Inc. 2017 1st Lien Term Loan, 3.754%, (US0001M + 3.250%), 09/19/24	1,758,208	0.4
252,246		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/25	256,471	0.1
1,779,375		Aretec Group, Inc. 2018 Term Loan, 4.345%, (US0001M + 4.250%), 10/01/25	1,780,857	0.4
2,804,691		AssuredPartners, Inc. 2020 Term Loan B, 3.604%, (US0001M + 3.500%), 02/12/27	2,792,670	0.6
1,024,792		CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	1,025,890	0.2
1,186,110		Hub International Limited 2018 Term Loan B, 2.926%, (US0003M + 2.750%), 04/25/25	1,174,125	0.2
1,722,148		NFP Corp. 2020 Term Loan, 3.354%, (US0001M + 3.250%), 02/15/27	1,700,353	0.3
58,906	(1)	OneDigital Borrower LLC 2020 Delayed Draw Term Loan, 4.631%, (US0003M + 4.500%), 11/16/27	59,238	0.0
1,826,094		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	1,836,366	0.4
709,638		Ryan Specialty Group, LLC Term Loan, 3.750%, (US0001M + 3.000%), 09/01/27	710,879	0.1
1,728,238		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.354%, (US0001M + 3.250%), 12/31/25	1,711,820	0.3
994,924		Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 3.845%, (US0001M + 3.750%), 09/03/26	994,924	0.2
1,256,085		USI, Inc. 2017 Repriced Term Loan, 3.147%, (US0003M + 3.000%), 05/16/24	1,246,216	0.2
957,879		USI, Inc. 2019 Incremental Term Loan B, 3.397%, (US0003M + 3.250%), 12/02/26	950,438	0.2
			25,333,603	5.1

		Leisure Good/Activities/Movies: 2.8%
353,129		24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 6.000%, (US0003M + 5.000%), 12/29/25	314,064	0.1
561,574		24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 15.000%, (US0003M + 14.000%), 08/26/22	561,574	0.1
182,688		Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	183,658	0.0
715,002		AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.086%, (US0001M + 3.000%), 04/22/26	674,485	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
437,800		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	$ 437,435	0.1
1,732,621		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.897%, (US0003M + 2.750%), 09/18/24	1,668,249	0.3
16,226	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	20,540	0.0
1,132,163		CWGS Group, LLC 2021 Term Loan B, 3.250%, (US0001M + 2.500%), 06/03/28	1,124,662	0.2
1,058,485		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	1,014,822	0.2
430,000		Hayward Industries, Inc. 2021 Term Loan, 3.250%, (US0001M + 2.750%), 05/12/28	429,731	0.1
931,981		Intrawest Resorts Holdings, Inc. Term Loan B1, 2.854%, (US0001M + 2.750%), 07/31/24	923,327	0.2
490,000		MajorDrive Holdings IV LLC Term Loan B, 4.500%, (US0003M + 4.000%), 05/12/28	491,301	0.1
702,299		National CineMedia, LLC 2021 Incremental Term Loan, 8.147%, (US0001M + 8.000%), 12/20/24	718,101	0.2
498,734		PUG LLC USD Term Loan, 3.604%, (US0001M + 3.500%), 01/29/27	488,759	0.1
370,000		RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	370,810	0.1
555,000		Samsonite International S.A. 2020 Incremental Term Loan B2, 3.146%, (US0003M + 3.000%), 04/25/25	555,694	0.1
1,770,577		Thor Industries, Inc. 2021 USD Term Loan, 3.125%, (US0001M + 3.000%), 02/01/26	1,774,451	0.4
1,608,750		WeddingWire, Inc. 1st Lien Term Loan, 4.686%, (US0003M + 4.500%), 12/19/25	1,608,750	0.3
600,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.436%, (US0003M + 8.250%), 12/21/26	582,000	0.1
			13,942,413	2.8

		Lodging & Casinos: 2.8%
1,000,000		Aimbridge Acquisition Co., Inc. 2020 Incremental Term Loan B, 5.500%, (US0001M + 4.750%), 02/02/26	1,001,562	0.2
1,113,750		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,117,404	0.2
468,641		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.854%, (US0001M + 2.750%), 12/23/24	465,150	0.1
2,558,784		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.604%, (US0001M + 4.500%), 07/21/25	2,570,414	0.5
205,000		ECL Entertainment, LLC Term Loan, 8.250%, (US0001M + 7.500%), 03/31/28	209,613	0.0
2,519,656		Everi Payments Inc. Term Loan B, 3.500%, (US0003M + 2.750%), 05/09/24	2,518,305	0.5
1,907,586		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,899,837	0.4
905,000		Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 3.131%, (US0003M + 3.000%), 05/20/28	906,556	0.2
380,000		J&J Ventures Gaming, LLC Term Loan, 4.750%, (US0001M + 4.000%), 04/07/28	381,900	0.1
634,481		Scientific Games International, Inc. 2018 Term Loan B5, 2.854%, (US0001M + 2.750%), 08/14/24	630,714	0.1
1,420,682		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.647%, (US0003M + 3.500%), 07/10/25	1,425,883	0.3
755,438		The Enterprise Development Authority Term Loan B, 5.000%, (US0003M + 4.250%), 02/18/28	759,215	0.2
			13,886,553	2.8

		Mortgage REITs: 0.1%
76,020		BIFM CA Buyer Inc. 2021 Delayed Draw Term Loan, 3.896%, (US0003M + 3.750%), 06/01/26	75,771	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Mortgage REITs: (continued)
667,277	BIFM CA Buyer Inc. Term Loan B, 3.601%, (US0001M + 3.500%), 06/01/26	$ 663,941	0.1
		739,712	0.1

	Nonferrous Metals/Minerals: 0.7%
1,336,122	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	1,318,377	0.2
2,452,920	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,352,176	0.5
		3,670,553	0.7

	Oil & Gas: 1.4%
1,342,835	Brazos Delaware II, LLC Term Loan B, 4.194%, (US0003M + 4.000%), 05/21/25	1,311,503	0.3
1,847,698	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	485,021	0.1
947,270	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	687,955	0.1
865,000	ITT Holdings LLC 2021 Term Loan, 2.896%, (US0003M + 2.750%), 07/30/28	865,000	0.2
1,510,512	Oryx Midstream Holdings LLC Term Loan B, 4.104%, (US0001M + 4.000%), 05/22/26	1,503,431	0.3
1,000,000	Traverse Midstream Partners LLC 2017 Term Loan, 6.500%, (US0001M + 5.500%), 09/27/24	1,006,250	0.2
1,000,000	WaterBridge Midstream Operating LLC Term Loan B, 6.750%, (US0006M + 5.750%), 05/29/26	961,250	0.2
		6,820,410	1.4

	Publishing: 0.5%
830,830	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	831,869	0.2
1,485,000	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	1,519,109	0.3
		2,350,978	0.5

	Radio & Television: 2.7%
1,647,988	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.686%, (US0003M + 3.500%), 08/21/26	1,611,166	0.3
817,655	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	819,188	0.2
2,805,013	Diamond Sports Group, LLC Term Loan, 3.360%, (US0001M + 3.250%), 08/24/26	1,738,107	0.3
684,803	Entercom Media Corp. 2019 Term Loan, 2.595%, (US0001M + 2.500%), 11/18/24	679,667	0.1
1,703,130	iHeartCommunications, Inc. 2020 Term Loan, 3.104%, (US0001M + 3.000%), 05/01/26	1,690,887	0.3
280,000	iHeartCommunications, Inc. 2021 Incremental Term Loan B, 3.646%, (US0003M + 3.500%), 05/01/26	280,560	0.1
819,648	NASCAR Holdings, Inc Term Loan B, 2.854%, (US0001M + 2.750%), 10/19/26	816,984	0.2
481,153	Sinclair Television Group Inc. Term Loan B2B, 2.610%, (US0001M + 2.500%), 09/30/26	477,484	0.1
2,677,416	Terrier Media Buyer, Inc. 2021 Term Loan, 3.604%, (US0001M + 3.500%), 12/17/26	2,668,120	0.5
1,356,649	Univision Communications Inc. 2020 Term Loan B, 3.854%, (US0001M + 3.750%), 03/15/26	1,360,380	0.3
1,302,214	Univision Communications Inc. Term Loan C5, 2.854%, (US0001M + 2.750%), 03/15/24	1,301,865	0.3
		13,444,408	2.7

	Retailers (Except Food & Drug): 2.6%
42,778	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.646%, (US0003M + 4.500%), 06/16/28	42,925	0.0
342,222	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 4.646%, (US0003M + 4.500%), 06/16/28	343,399	0.1
157,461	Belk, Inc. 2021 FLFO Term Loan, 8.500%, (US0003M + 7.500%), 07/31/25	158,367	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
2,000,000	Burlington Coat Factory Warehouse Corporation 2021 Term Loan B, 2.146%, (US0003M + 2.000%), 11/15/24	$ 1,992,500	0.4
1,615,000	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/27	1,618,154	0.3
822,938	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 5.500%, (US0003M + 4.750%), 03/10/26	829,110	0.2
1,725,675	Great Outdoors Group, LLC 2021 Term Loan B, 5.000%, (US0006M + 4.250%), 03/06/28	1,738,155	0.3
2,781,025	Harbor Freight Tools USA, Inc. 2020 Term Loan B, 3.750%, (US0001M + 3.000%), 10/19/27	2,784,818	0.6
644,099	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 03/04/28	642,578	0.1
623,993	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/25	509,334	0.1
205,704	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	199,533	0.0
775,000	Michaels Companies, Inc. 2021 Term Loan B, 5.000%, (US0003M + 4.250%), 04/15/28	779,198	0.2
837,900	Petco Animal Supplies, Inc. 2021 Term Loan B, 4.000%, (US0003M + 3.250%), 03/03/28	837,526	0.2
595,000	Tory Burch LLC Term Loan B, 4.000%, (US0001M + 3.500%), 04/14/28	594,504	0.1
		13,070,101	2.6

	Surface Transport: 1.3%
375,000	American Trailer World Corp. Term Loan B, 4.500%, (US0001M + 3.750%), 03/03/28	374,922	0.1
1,583,511	LaserShip, Inc. 2021 Term Loan, 5.250%, (US0003M + 4.500%), 04/30/28	1,586,480	0.3
1,682,128	Navistar International Corporation 2017 1st Lien Term Loan B, 3.600%, (US0003M + 3.500%), 11/06/24	1,684,932	0.4
1,496,250	PODS, LLC 2021 Term Loan B, 3.750%, (US0001M + 3.000%), 03/31/28	1,495,523	0.3
1,148,866	Savage Enterprises LLC 2020 Term Loan B, 3.110%, (US0001M + 3.000%), 08/01/25	1,150,661	0.2
		6,292,518	1.3

	Technology: 1.4%
2,242,803	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,210,037	0.4
2,680,000	RealPage, Inc. Term Loan B 1L, 3.750%, (US0001M + 3.250%), 04/24/28	2,675,645	0.5
863,486	UKG, Inc. - TL 1L, 4.000%, (US0003M + 3.250%), 05/04/26	865,105	0.2
1,399,443	Veritas US Inc. 2021 USD Term Loan B, 6.000%, (US0003M + 5.000%), 09/01/25	1,412,038	0.3
		7,162,825	1.4

	Telecommunications: 5.2%
903,006	Altice Financing SA 2017 USD Term Loan B, 2.934%, (US0003M + 2.750%), 07/15/25	889,380	0.2
903,634	Altice Financing SA USD 2017 1st Lien Term Loan, 2.900%, (US0003M + 2.750%), 01/31/26	889,918	0.2
634,597	Altice France S.A. USD Term Loan B11, 2.936%, (US0003M + 2.750%), 07/31/25	625,938	0.1
1,791,624	Altice France S.A. USD Term Loan B12, 3.871%, (US0003M + 3.688%), 01/31/26	1,780,105	0.3
1,992,487	Asurion LLC 2020 Term Loan B8, 3.354%, (US0001M + 3.250%), 12/23/26	1,972,096	0.4
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.354%, (US0001M + 5.250%), 01/31/28	535,035	0.1
497,503	Asurion LLC 2021 Term Loan B9, 3.345%, (US0001M + 3.250%), 07/31/27	492,425	0.1
2,047,235	Avaya, Inc. 2020 Term Loan B, 4.323%, (US0001M + 4.250%), 12/15/27	2,056,922	0.4
820,323	Cablevision Lightpath LLC Term Loan B, 3.750%, (US0001M + 3.250%), 11/30/27	821,434	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
1,356,600	CCI Buyer, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	$ 1,360,112	0.3
510,000	Cologix, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 05/01/28	512,550	0.1
1,795,289	CommScope, Inc. 2019 Term Loan B, 3.346%, (US0001M + 3.250%), 04/06/26	1,789,679	0.3
2,404,563	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	2,410,074	0.5
1,243,750	Eagle Broadband Investments LLC Term Loan, 4.000%, (US0003M + 3.000%), 11/12/27	1,244,683	0.2
1,747,784	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.354%, (US0001M + 4.250%), 11/29/25	1,619,613	0.3
1,447,028	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.354%, (US0001M + 8.250%), 11/29/26	1,226,356	0.2
385,000	GOGO Intermediate Holdings LLC Term Loan B, 4.500%, (US0003M + 3.750%), 04/30/28	384,519	0.1
1,821,600	Iridium Satellite LLC 2021 Term Loan B, 3.750%, (US0001M + 2.750%), 11/04/26	1,826,866	0.4
487,034	Northwest Fiber, LLC 2021 Term Loan, 3.823%, (US0001M + 3.750%), 04/30/27	487,764	0.1
340,000	Orbcomm Inc. Term Loan B, 4.396%, (US0003M + 4.250%), 06/17/28	339,788	0.1
1,000,000	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.484%, (US0003M + 5.000%), 03/09/23	992,292	0.2
1,477,299	Zayo Group Holdings, Inc. USD Term Loan, 3.104%, (US0001M + 3.000%), 03/09/27	1,462,833	0.3
440,000	Ziggo Financing Partnership USD Term Loan I, 2.573%, (US0001M + 2.500%), 04/30/28	436,272	0.1
		26,156,654	5.2

	Utilities: 0.8%
2,142,533	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	2,025,587	0.4
1,600,950	Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	1,592,946	0.3
495,000	Tiger Acquisition, LLC 2021 Term Loan, 3.750%, (US0003M + 3.250%), 06/01/28	494,278	0.1
		4,112,811	0.8

	Total Loans
	(Cost $482,725,690)	481,846,821	96.4

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.0%
408,271	(6)	24 Hour Fitness Worldwide, Inc.	816,542	0.2
544,388	(6)	24 Hour Fitness Worldwide, Inc. - Preferred	1,429,018	0.3
50,201	(6)	Cineworld Group PLC	31,944	0.0
132,618	(6)	Covia Specialty Minerals, Inc.	1,193,562	0.2
69,381	(6)	Cumulus Media, Inc. Class-A	1,016,431	0.2
3,799	(6)	Harvey Gulf International Marine LLC	10,447	0.0
8,527	(6)	Harvey Gulf International Marine LLC - Warrants	23,450	0.0
7,471	(6)	iQor	100,209	0.0
102,480	(6)	Longview Power LLC	204,960	0.1
11,573	(6)	Mens Wearhouse, Inc.	15,276	0.0
88,701	(6),(7)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(6)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
	Total Equities and Other Assets
	(Cost $4,904,047)		4,842,268	1.0

	Total Long-Term Investments
	(Cost $487,629,737)		486,689,089	97.4

SHORT-TERM INVESTMENTS: 8.0%
		Mutual Funds: 8.0%
39,991,989	(8)	State Street Institutional Liquid Reserves Fund - Premier Class, 0.050% (Cost $40,002,486)	40,003,986	8.0

	Total Short-Term Investments
	(Cost $40,002,486)		40,003,986	8.0

	Total Investments (Cost $527,632,223)		$ 526,693,075	105.4
	Liabilities in Excess of Other Assets		(27,043,115)	(5.4)
	Net Assets		$ 499,649,960	100.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	The borrower has filed for protection in federal bankruptcy court.
(5)	Senior Loan is on non-accrual status at June 30, 2021.
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Loans	$–	$481,846,821	$–	$481,846,821
Equities and Other Assets	1,016,431	3,825,837	–	4,842,268
Short-Term Investments	40,003,986	–	–	40,003,986
Total Investments, at fair value	$41,020,417	$485,672,658	$–	$526,693,075

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $527,984,335.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,892,507
Gross Unrealized Depreciation	(7,183,767)
Net Unrealized Depreciation	$(1,291,260)